CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation to Amounts on Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	¥ 4,271,899	$ 619,367	¥ 2,864,543		¥ 2,469,909
Restricted cash	88,796	12,874	80,800		237,239
Total cash, cash equivalents, and restricted cash	¥ 4,360,695	$ 632,241	¥ 2,945,343	$ 427,035	¥ 2,707,148	¥ 3,269,142